Remuneration System for the Management Board and Employees of the Group - Summary of Expected Volatility Based on Development of Share Volatility of Last Four Years (Detail) - EUR (€)		1 Months Ended
	Apr. 01, 2018	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in				€ 55.07
Expected Volatility of the MorphoSys share in				37.49%
Performance Term of Program in Years				4 years
Dividend Yield in		0.00%
Fair Value on Grant Date in €				€ 70.52
2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in			€ 81.05
Expected Volatility of the MorphoSys share in			35.95%
Performance Term of Program in Years			4 years
Dividend Yield in	0.00%
Fair Value on Grant Date in €			€ 103.58
2019 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Share Price on Grant Date in		€ 85.00
Expected Volatility of the MorphoSys share in		37.76%
Performance Term of Program in Years		4 years
Dividend Yield in		0.00%
Fair Value on Grant Date in €		€ 106.85
Bottom of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in				0.03%
Bottom of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in			0.02%
Bottom of range [member] | 2019 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in		0.02%
Top of range [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in				0.23%
Top of range [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in			0.15%
Top of range [member] | 2019 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Risk-free Interest Rate in		0.13%
NASDAQ Biotech index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in				25.07%
NASDAQ Biotech index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in			25.10%
NASDAQ Biotech index [member] | 2019 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in		18.61%
TecDAX index [member] | 2017 long-term incentive plan [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in				16.94%
TecDAX index [member] | 2018 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in			17.73%
TecDAX index [member] | 2019 long-term incentive program [member]
Disclosure of share options and savings related options [line items]
Expected Volatility of the MorphoSys share in		26.46%